UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21953
                                                     ---------

                          Oppenheimer Baring China Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                            SHARES          VALUE
                                                          ---------      -----------
COMMON STOCKS--88.0%
CONSUMER DISCRETIONARY--2.2%
DIVERSIFIED CONSUMER SERVICES--0.5%
New Oriental Education & Technology Group, Inc.,
Sponsored ADR(1)                                              4,000      $   296,400
HOTELS, RESTAURANTS & LEISURE--0.8%
Ctrip.com International Ltd., ADR                             8,888          446,889
TEXTILES, APPAREL & LUXURY GOODS--0.9%
China Dongxiang Group Co.                                 1,291,012          517,608
CONSUMER STAPLES--2.3%
FOOD PRODUCTS--1.6%
China Mengniu Dairy Co. Ltd.                                289,000          872,999
PERSONAL PRODUCTS--0.7%
Hengan International Group Co. Ltd.                         120,000          401,263
ENERGY--17.1%
ENERGY EQUIPMENT & SERVICES--0.4%
China Oilfield Services Ltd.                                190,000          253,773
OIL, GAS & CONSUMABLE FUELS--16.7%
China Coal Energy Co.                                       177,000          297,375
China Petroleum & Chemical Corp.                          2,530,000        2,456,652
China Shenhua Energy Co. Ltd.                               356,000        1,218,894
CNOOC Ltd.                                                1,696,000        2,640,701
PetroChina Co. Ltd.                                       2,122,000        2,739,282
                                                                         -----------
                                                                           9,352,904
FINANCIALS--38.2%
COMMERCIAL BANKS--23.2%
Bank of Communications Ltd.                                 960,000        1,104,973
China CITIC Bank                                          2,816,000        1,616,601
China Construction Bank                                   3,361,000        2,730,048
China Merchants Bank Co. Ltd.                               248,500          830,936
Industrial & Commercial Bank of China (Asia) Ltd.           588,000        1,295,851
Industrial & Commercial Bank of China Ltd.                7,902,000        5,427,446
                                                                         -----------
                                                                          13,005,855
INSURANCE--10.1%
China Life Insurance Co. Ltd.                               740,000        2,830,254
Ping An Insurance Co. of China Ltd.                         382,500        2,827,852
                                                                         -----------
                                                                           5,658,106
REAL ESTATE MANAGEMENT & DEVELOPMENT--4.9%
China Overseas Land & Investment Ltd.                     1,242,000        2,069,980
China Resources Land Ltd.                                   308,000          365,942
China Vanke Co. Ltd., Cl. B                                 372,900          334,114
                                                                         -----------
                                                                           2,770,036
INDUSTRIALS--6.8%
CONSTRUCTION & ENGINEERING--2.4%
China Communications Construction Co. Ltd.                  483,000          818,777
China Railway Construction Corp.(1)                         386,000          530,957
                                                                         -----------
                                                                           1,349,734
ELECTRICAL EQUIPMENT--0.9%
Dongfang Electrical Co. Ltd.                                158,000          489,006


                       1 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                            SHARES          VALUE
                                                          ---------      -----------
MACHINERY--0.9%
China National Materials Co.(1)                             787,000      $   523,044
MARINE--0.5%
China Shipping Development Co. Ltd.                         116,000          273,519
ROAD & RAIL--1.9%
Guangshen Railway Co. Ltd.                                1,158,000          520,488
MTR Corp. Ltd.                                              171,000          551,690
                                                                         -----------
                                                                           1,072,178
TRANSPORTATION INFRASTRUCTURE--0.2%
China Merchants Holdings International Co. Ltd.              30,000          110,881
INFORMATION TECHNOLOGY--5.4%
COMPUTERS & PERIPHERALS--1.8%
Lenovo Group Ltd.                                         1,526,000        1,028,967
INTERNET SOFTWARE & SERVICES--3.6%
Tencent Holdings Ltd.                                       233,200        1,985,914
MATERIALS--4.0%
CHEMICALS--2.9%
Sinofert Holdings Ltd.                                      814,000          530,698
Sinopec Shanghai Petrochemical Co. Ltd.                   3,514,000        1,105,956
                                                                         -----------
                                                                           1,636,654
CONSTRUCTION MATERIALS--0.5%
Anhui Conch Cement Co. Ltd.                                  56,000          290,059
METALS & MINING--0.6%
Angang New Steel Co. Ltd.                                   244,000          331,628
TELECOMMUNICATION SERVICES--9.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
China Telecom Corp. Ltd.                                  3,846,000        1,966,217
WIRELESS TELECOMMUNICATION SERVICES--6.4%
China Mobile Ltd.                                           318,500        3,621,064
UTILITIES--2.1%
ENERGY TRADERS--2.1%
Beijing Datang Power Generation Co.                         892,000          588,328
Huaneng Power International, Inc.                           770,000          577,400
                                                                         -----------
                                                                           1,165,728
                                                                         -----------
Total Common Stocks (Cost $51,145,028)                                    49,420,426
                                                                         ===========

                                                            UNITS
                                                          ---------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Industrial & Commercial Bank of China Ltd. Wts., Strike
Price 20HKD, Exp. 11/6/08(1) (Cost $0)                       14,111              524

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ---------
STRUCTURED SECURITIES--3.2%
JPMorgan International Derivatives Ltd., Daqin Railway
   Low Exercise Price Option/Warrant, Exp. 8/3/09(2)        592,466 CNY    1,046,906
JPMorgan International Derivatives Ltd. Chinese Linked
   Participation Nts., 12/21/11 (linked to Shanghai
   Pudong Development Bank common stock)                    226,249 CNY      721,856
                                                                         -----------
Total Structured Securities (Cost $2,393,580)                              1,768,762


                       2 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                            VALUE
                                                                         -----------
TOTAL INVESTMENTS, AT VALUE (COST $53,538,608)                 91.2%     $51,189,712
OTHER ASSETS NET OF LIABILITIES                                 8.8        4,960,156
                                                          ---------      -----------
NET ASSETS                                                    100.0%     $56,149,868
                                                          =========      ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

CNY   Chinese Renminbi                  HKD   Hong Kong Dollar

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,046,906 or 1.86% of the Fund's net assets as of August 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES      INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $ 9,663,987         $--
Level 2--Other Significant Observable Inputs      41,525,725          --
Level 3--Significant Unobservable Inputs                  --          --
                                                 -----------         ---
   TOTAL                                         $51,189,712         $--
                                                 ===========         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.


                       3 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.


                       4 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $56,661,361
Federal tax cost of other investments       262,358
                                        -----------
Total federal tax cost                  $56,923,719
                                        ===========

Gross unrealized appreciation           $ 1,893,980
Gross unrealized depreciation            (7,365,372)
                                        -----------
Net unrealized depreciation             $(5,471,392)
                                        ===========


                       5 | OPPENHEIMER BARING CHINA FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008